Annual Total Returns - Fidelity Advisor Freedom® Income Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® Income Fund - Class A	Jul. 15, 2022
Bar Chart Table:
Annual Return 2012	6.01%
Annual Return 2013	4.22%
Annual Return 2014	3.48%
Annual Return 2015	(0.80%)
Annual Return 2016	4.87%
Annual Return 2017	7.80%
Annual Return 2018	(1.94%)
Annual Return 2019	10.85%
Annual Return 2020	8.45%
Annual Return 2021	2.90%